UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02992

Exact name of registrant as specified in charter:	Dryden National Municipals Fund, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	08/31/2008

Date of reporting period:	05/31/2008

Item 1. Schedule of Investments

Dryden National Municipals Fund, Inc.

Schedule of Investments

as of May 31, 2008 (Unaudited)

Description (a)	Moody’s Rating+*		Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 102.0%
Alabama 0.4%
Alabama Spl. Care Facs. Fin. Auth. Rev., Ascension Health Sr. Credit, Ser. D	Aa1		5.00%	11/15/39	$2,000	$1,958,340
Mobile Indl. Dev. Brd., AL Pwr. Co. (Mandatory Put Date 3/19/12)	A2		4.75	6/01/34	1,000	1,013,160

						2,971,500

Alaska 0.3%
Alaska Student Loan Corp. Ed. Ln. Rev., Ser. A-2, A.M.T.	AAA	(d)	5.00	6/01/18	2,000	2,011,800

Arizona 1.7%
Arizona Health. Facs. Auth. Rev. Banner. Health. Ser. A	AA-	(d)	5.00	1/01/35	1,500	1,480,380
Maricopa Cnty. Ariz. Incl. Dev. Auth. Health Facs. Rev., Catholic Healthcare West-A	A2		5.25	7/01/32	2,500	2,459,600
Pima Cnty. Ind. Dev. Auth. Rev., Tucson Elec. Pwr. Co., F.S.A.	Aaa		7.25	7/15/10	520	537,092
Pima Cnty. Uni. Sch. Dist. No. 1, G.O., F.G.I.C.(f)	A2		7.50	7/01/10	3,000	3,288,150
Salt River Proj. Ariz. Agric. IMPT & Pwr. Dist. Elec. Sys. Rev. Ser. A	Aa1		5.00	1/01/38	3,000	3,094,410
Tucson Cnty., G.O., Ser. A	Aa3		7.375	7/01/12	1,100	1,283,084

						12,142,716

California 9.1%
Anaheim Pub. Fin. Auth. Sub-Pub. Impts. PJ, Ser. A, F.S.A.(h)	Aaa		6.00	9/01/24	5,500	6,330,617
Ser. C, F.S.A.(h)	Aaa		6.00	9/01/16	6,690	7,701,119
Bay Area Toll Auth. Toll Brdg. Rev. San Francisco Bay Area, Ser. F	Aa3		5.00	4/01/31	5,000	5,133,350
California Infrastructure & Economic Dev. Bk. Rev. & Econ. Dev. Walt. Dis. Fam. Musm., Walt & Lilly Disney	A1		5.25	2/01/38	3,000	3,061,350
California Poll. Control Fin. Auth. Solid Waste Disp. Rev., Waste Mgmt., Inc., Proj., Ser. B, A.M.T.	BBB	(d)	5.00	7/01/27	1,000	874,340
Pac. Gas. Poll. Ctl. Rev., F.G.I.C., A.M.T.	A3		4.75	12/01/23	2,500	2,147,350
California St., G.O.
M.B.I.A., Ser. A	Aaa		5.25	2/01/27	5,000	5,132,750
Var. Purp.	A1		5.00	3/01/27	7,865	7,975,424
Var. Purp.	A1		5.50	3/01/26	1,000	1,065,160
California St. Pub. Wks. Brd. Lease Rev., Dept. of Mental Health Coalinga, Ser. A	A2		5.50	6/01/19	2,000	2,155,600
Ser. A	A2		5.50	6/01/20	2,000	2,142,820

Ser. A	A2		5.50	6/01/22	2,000	2,125,800
California Statewide Cmntys. Dev. Auth. Rev., Var. Kaiser C	A+	(d)	5.25	8/01/31	1,000	1,000,580
Folsom Cordova Uni. Sch. Dist. Sch. Facs. Impvt. Dist., No. 2, Ser. A, G.O., C.A.B.S., M.B.I.A.	Aaa		Zero	10/01/21	60	31,339
Golden St. Tobacco Securitization Corp., Tobacco Settlement Rev., C.A.B.S., Asset bkd., Ser. A-2, (Converts to 5.30% on 12/1/12)	Baa3		Zero	6/01/37	5,000	2,971,850
Asset bkd., Ser. A, A.M.B.A.C. (Converts to 4.60% on 6/01/10)	Aaa		Zero	6/01/23	500	426,290
Loma Linda Hosp. Rev., Loma Linda Univ. Med. Center, Ser. A	Baa1		5.00	12/01/20	3,000	2,988,960
Pittsburg Redev. Agcy. Tax Alloc., Los Medanos Cmnty. Dev. Proj., C.A.B.S., A.M.B.A.C.	Aaa		Zero	8/01/25	2,000	791,840
San Francisco Calif City & Cnty Arpts. Commn. Intl. Arpt. Rfdg. Second. Ser. 34E, A.M.T., F.S.A.	Aaa		5.75	5/01/21	3,500	3,751,265
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev., Ser. A, C.A.B.S., M.B.I.A.	Aaa		Zero	1/15/36	11,000	2,097,260
Santa Margarita Dana Point Auth. Impvt. Rev., Dists., 3, 3A, 4, 4A, Ser. B, M.B.I.A.	Aaa		7.25	8/01/14	2,000	2,435,720
Vernon.Nat. Gas. Fing. Auth. Rev., Proj. Sub. Ser. A-3, M.B.I.A. (Mandatory Put Date 8/03/09)	Aaa		5.00	8/01/21	2,000	2,018,180

						64,358,964

Colorado 0.9%
Denver City & Cnty. Arpt. Rev. Sys., Ser. A, F.G.I.C.	A1		5.00	11/15/25	6,500	6,504,290

Connecticut 1.3%
Connecticut St. Health & Edl. Facs. Auth. Rev.Yale Univ. X-3	Aaa		4.85	7/01/37	2,835	2,891,275
Connecticut St. Spl. Tax Oblig. Rev., Trans. Infrastructure, Ser. A (Partially Pre-refunded Date 6/01/08)(b)	Aaa		7.125	6/01/10	1,000	1,061,010
Connecticut St., G.O., Ser. D (Pre-refunded Date 11/15/11)(b)(h)	Aa3		5.00	11/15/19	5,710	6,131,969

						10,084,254

District of Columbia 0.8%
District of Columbia Rev., Geo. Washington Univ., Ser. A, M.B.I.A.	Aaa		5.125	9/15/31	2,040	2,057,646
Metropolitan Washington DC, Auth. Sys. Rev., A.M.T., A.M.B.A.C.,	Aaa		5.00	10/01/32	3,725	3,577,825

						5,635,471

Florida 5.6%
Bayside Impvt. Cmnty. Dev. Dist., Cap. Impvt. Rev., Ser. A	NR		6.30	5/01/18	445	448,160
Florida St. Brd. Ed. Cap. Outlay, Pub. Ed., Ser. C, F.G.I.C., G.O.	Aa1		5.50	6/01/16	1,000	1,068,470
G.O., Un-refunded Balance	Aa1		9.125	6/01/14	1,260	1,471,302

Florida St. Dept. Environ. Prot. Pres. Rev., Florida Forever, Ser. A, M.B.I.A.	Aaa		5.25	7/01/17	2,950	3,134,670
Florida St., Dept. of Trans., Right of Way, Rfdg., Ser. A, G.O.	Aa1		5.00	7/01/23	1,500	1,576,245
Greater Orlando Aviation, Auth. Arpt. Facs. Rev., Ser. A, F.S.A., A.M.T.	Aaa		5.00	10/01/23	4,240	4,217,273
Greyhawk Landing Cmnty. Dev. Dist. Rev., Spec. Assmt., Ser. B	NR		6.25	5/01/09	100	99,861
Highlands Cmnty. Dev. Distr. Rev. Spec. Assmt.	NR		5.55	5/01/36	500	391,890
Highlands Cnty. Hlth. Facs. Auth. Rev., Hosp. Adventist/Sunbelt, Ser. A (Pre-refunded Date 11/15/11)(b)	A1		6.00	11/15/31	1,000	1,109,120
Adventist Hlth., Rev., Ser. B	A1		5.00	11/15/25	1,615	1,613,094
Hillsborough Cnty. Aviation Auth. Rev., Tampa Int’l. Arpt., Ser. A, A.M.T., M.B.I.A.	Aaa		5.50	10/01/15	1,000	1,042,230
Jacksonville Aviation Auth. Rev, A.M.T., A.M.B.A.C.	Aaa		5.00	10/01/26	1,855	1,809,219
Jacksonville Econ. Dev. Cmnty., Anheuser Busch Proj., Ser. B, A.M.T.	A2		4.75	3/01/47	1,500	1,247,415
Hlth. Care Facs. Rev., Mayo Clinic	Aa2		5.00	11/15/36	2,500	2,508,075
Jacksonville Elec. Auth. Sys. Rev. St. Johns Rvr. Pwr. Park Issue 2, Ser. 7, C.A.B.S.	Aa2		Zero	10/01/10	1,000	937,760
Rev. , Ser. C	Aa3		5.00	10/01/13	3,750	4,003,575
Jacksonville Sales Tax Rev., A.M.B.A.C.	Aaa		5.50	10/01/18	1,000	1,058,210
Jacksonville Wtr. & Swr. Dev. Rev., United Wtr. Proj., A.M.T., A.M.B.A.C.	Aaa		6.35	8/01/25	1,500	1,501,185
Miami Dade Cnty. Aviation Rev., Miami Intl. Arpt., Ser. C, A.M.T., F.S.A.	Aaa		5.25	10/01/26	3,000	3,015,180
Palm Beach Cnty. Arpt. Sys. Rev. Ser. A, A.M.T., M.B.I.A.	Aaa		5.00	10/01/34	1,250	1,178,400
Palm Beach Cnty. Sch. Brd., C.O.P., Ser. A, F.G.I.C.	A1		5.00	8/01/24	2,150	2,172,575
Paseo Cmnty. Dev. Dist. Cap. Impvt. Rev., Ser. A	NR		5.40	5/01/36	300	229,848
Polk Cnty. Sch. Dist. Sales Tax Rev., Sch. Impvt., F.S.A.	Aaa		5.25	10/01/17	1,000	1,096,250
Sch. Impvt., F.S.A.	Aaa		5.25	10/01/18	1,000	1,084,430
Reunion West Cmnty. Dev. Dist. Spl. Assmt. Rev.	NR		6.25	5/01/36	990	783,842
West Palm Beach Cmnty. Redev. Agy., Northwood-Pleasant Cmnty. Redev., Tax Allocation Rev.	A	(d)	5.00	3/01/35	1,000	877,130

						39,675,409

Georgia 0.4%
Forsyth Cnty. Sch. Dist. Dev., G.O.	Aa2		6.75	7/01/16	500	585,985
Fulton Cnty. Sch. Dist., G.O.	Aa2		6.375	5/01/17	750	909,278
Georgia St. Rd & Twy. Auth. Rev., Fed. Hwy. Grant. Antic Bds, Ser. A, F.S.A.	Aaa		5.00	6/01/18	1,500	1,655,595

						3,150,858

Guam 0.1%
Guam Govt. Wtrwks. Auth. Rev.	Ba2		6.00	7/01/25	500	505,830

Illinois 3.6%
Chicago O’Hare Int’l. Arpt. Rev., Gen. Arpt., 3rd Lien, Ser. A, M.B.I.A.	Aaa		5.25	1/01/26	2,000	2,042,540
Ser. B-1, X.L.C.A.	A1		5.25	1/01/34	1,975	1,979,641
Gilberts Special Service Area No. 9 Special Tax, Big Timber Proj. (Pre-refunded Date 3/01/11)(b)	AAA	(d)	7.75	3/01/27	2,000	2,293,640
Illinois Ed. Facs. Auth. Student Hsg. Rev., Ed. Advancement Fund, Univ. Center Proj., Ser. B (Pre-refunded Date 5/01/12)(b)	Aaa		6.00	5/01/22	1,500	1,675,170
Illinois Fin. Auth. Rev., Northwestern Mem. Hosp., Ser. A(Pre-refunded Date 8/15/14)(b)	Aa2		5.25	8/15/34	5,000	5,551,950
Student Hsg. Rev., Ed. Advancement Fund, Ser. B	Baa3		5.00	5/01/30	4,000	3,316,040
Met. Pier & Exposition Auth. Dedicated St. Tax Rev., McCormick Place Expansion, Ser. A, M.B.I.A.	Aaa		5.25	6/15/42	8,500	8,687,595

						25,546,576

Indiana 1.3%
Indiana Mun. Pwr. Agcyy. Pwr. Supply Sys. Rev., M.B.I.A.	Aaa		5.00	1/01/37	5,000	4,977,150
Indianapolis Local Public Impt. Arpt. Auth. Rev., Ser. F, A.M.B.A.C., A.M.T.	Aaa		5.00	1/01/36	2,500	2,360,700
Noblesville Ind. Redev. Auth. Econ. Dev. Rev., Lease Rental 146th Str. Extn. A	A+	(d)	5.25	8/01/25	2,000	2,021,020

						9,358,870

Kansas 1.5%
Sedgwick & Shawnee Cnty. Sngl. Fam. Hsg. Rev., Ser. A, A.M.T., G.N.M.A., F.N.M.A.	Aaa		5.70	12/01/27	1,850	1,895,788
Ser. A, A.M.T., G.N.M.A., F.N.M.A.	Aaa		5.75	6/01/27	1,760	1,797,435
Ser. A, A.M.T., G.N.M.A., F.N.M.A.	Aaa		5.85	12/01/27	1,500	1,533,210
Wyandotte Cnty. Kansas City Unified Gov. Util. Systems Rev., Rfdg., Ser. 2004, A.M.B.A.C.	Aaa		5.65	9/01/19	5,000	5,555,850

						10,782,283

Louisiana 0.3%
New Orleans, Rfdg., G.O., M.B.I.A.	Aaa		5.25	12/01/22	2,000	2,057,420

Maryland 0.5%
Maryland St. Health & Higher Edl. Facs. Auth. Rev., Medstar Health	A3		5.25	5/15/46	2,500	2,411,950
Takoma Park Hosp. Facs. Rev., Washington Adventist Hosp., E.T.M., F.S.A.(b)	Aaa		6.50	9/01/12	970	1,054,400

						3,466,350

Massachusetts 4.0%
Boston Ind. Dev. Fin. Auth. Swr. Facs. Rev., Harbor Elec. Energy Co. Proj., A.M.T.	Aa3		7.375	5/15/15	895	903,744

Massachusetts St. Health & Ed. Facs. Auth. Rev., Caritas Christi Obligation, Ser. B	Baa3		6.75	7/01/16	3,590	3,803,713
Simmons College, Ser. D, A.M.B.A.C. (Pre-refunded Date 10/01/10)(b)	Aaa		6.05	10/01/20	1,000	1,091,860
Univ. Massachusetts Proj., Ser. A, F.G.I.C. (Pre-refunded Date 10/01/10)(b)	Baa3		5.875	10/01/29	500	543,955
Valley Region Health System, Ser. C, CONNIE LEE, A.M.B.A.C.	AA	(d)	7.00	7/01/10	825	895,241
Massachusetts St. Port Auth. Spl. Facs. Rev., Bosfuel Proj., A.M.T., F.G.I.C.	A2		5.00	7/01/32	5,000	4,700,000
Massachusetts St. Wtr. Pollutant Abatement Trust Program, Ser.9	Aaa		5.25	8/01/33	785	824,438
Massachusetts St., Dev. Fin. Agy. Rev., Boston College, Ser. P	Aa3		5.00	7/01/42	5,000	5,087,500
Massachusetts St., G.O., Fltg-Cons Ln-Ser. A, F.G.I.C.	Aa2		2.495	5/01/37	3,000	2,520,000
Massachusetts St., G.O., Ser. B, F.S.A.	Aaa		5.25	9/01/24	6,000	6,691,140
Rail Connections, Inc., Rev., Route 128, Ser. B, A.C.A.—C.B.I., C.A.B.S. (Pre-refunded Date 7/01/09)(b)	Aaa		Zero	7/01/21	2,500	1,148,625

						28,210,216

Michigan 1.6%
Michigan Higher Ed. Student Ln. Auth. Rev., Student Ln., Ser. XVII-Q, A.M.B.A.C., A.M.T.	Aaa		5.00	3/01/31	3,000	2,813,760
Michigan St. Hosp. Fin. Auth. Rev., Henry Ford Health, Ser. A	A1		5.25	11/15/46	2,000	1,941,460
Trinity Health Cr. Group, Ser. A	Aa2		5.00	12/01/31	4,000	3,961,800
Okemos Pub. Sch. Dist., G.O., M.B.I.A., C.A.B.S.	Aaa		Zero	5/01/13	1,000	837,680
C.A.B.S.	Aaa		Zero	5/01/12	1,100	961,719
Wyandotte Elec. Rev., M.B.I.A.	Aaa		6.25	10/01/08	450	455,832

						10,972,251

Minnesota 0.3%
Minnesota Hsg. Fin. Agcy. Rev., Sngl. Fam. Mtge., Ser. I, A.M.T.	Aa1		5.80	1/01/19	2,370	2,404,033

Missouri 1.7%
Clay Cnty. Mo. Pub. Sch. Dist. No. 53, Liberty Sch. Bldg. Mo Direct. Dep. Prog., G.O.	AA+	(d)	5.00	3/01/27	1,500	1,557,375
Missouri St. Hwys. & Trans. Comm. St. Rd. Rev. First Lien, Ser. B.	Aa1		5.00	5/01/23	10,000	10,533,900

						12,091,275

New Hampshire 0.7%
Manchester Hsg. & Redev. Auth. Rev., Ser. B, C.A.B.S., A.C.A.	Baa3		Zero	1/01/24	4,740	1,694,455
New Hampshire Health & Ed. Facs. Auth. Rev., New Hampshire College Issue (Pre-refunded Date 1/01/11)(b)	BBB-	(d)	7.50	1/01/31	3,000	3,384,450

						5,078,905

New Jersey 9.3%
Cape May Cnty. Ind. Poll. Ctrl., Fin. Auth. Rev., Altantic City Elec. Co., Ser. A, M.B.I.A.(f)	Aaa		6.80	3/01/21	2,615	3,148,826
Clearview Reg. High Sch. Dist., G.O., F.G.I.C.(f)	Baa3		5.375	8/01/15	1,205	1,309,474
Jackson Twnshp. Sch. Dist., G.O., F.G.I.C.	Baa3		6.60	6/01/10	1,600	1,716,640
F.G.I.C.	Baa3		6.60	6/01/11	1,600	1,754,912
New Jersey Econ. Dev. Auth. Rev., Cigarette Tax	Baa2		5.625	6/15/19	1,750	1,744,978
Cigarette Tax	Baa2		5.75	6/15/34	1,750	1,701,648
First Mtge.—Franciscan Oaks	NR		5.70	10/01/17	2,040	2,063,766
First Mtge.—Keswick Pines	NR		5.75	1/01/24	1,750	1,676,973
Masonic Charity Fdn. Proj.	A-	(d)	5.875	6/01/18	250	265,455
Masonic Charity Fdn. Proj.	A-	(d)	6.00	6/01/25	1,150	1,223,485
Sch. Facs. Constrs., Ser. O	A1		5.25	3/01/26	3,000	3,133,110
New Jersey Health Care Facs Fing. Auth. Rev., AHS Hosp. Corp. Ser. A	A1		5.00	7/01/27	1,000	997,520
Atlantic City Med. Ctr.	A2		6.25	7/01/17	2,185	2,363,405
Atlantic City Med. Ctr. (Pre-refunded Date 7/1/12)(b)	A2		6.25	7/01/17	1,740	1,955,186
Saint Peter’s Univ. Hosp., Ser. A	Baa2		6.875	7/01/30	3,750	3,825,674
South Jersey Hosp. (Pre-refunded Date 7/1/12)(b)	A3		6.00	7/01/26	2,565	2,848,356
South Jersey Hosp. (Pre-refunded Date 7/1/12)(b)	A3		6.00	7/01/32	2,000	2,220,940
St. Joseph’s Hosp. & Med. Ctr., Ser. A, CONNIE LEE, A.M.B.A.C.	AA	(d)	5.70	7/01/11	2,375	2,380,938
New Jersey St. Hwy. Auth. Garden St. Pkwy., Gen. Rev. (Pre-refunded Date 1/1/10)(b)	A1		5.625	1/01/30	1,650	1,752,713
Gen. Rev., E.T.M.(b)	A1		6.20	1/01/10	2,210	2,301,295
New Jersey St. Tpke. Auth., Tpke. Rev., Growth & Income Secs., Ser. B, A.M.B.A.C., C.A.B.S. (Converts to 5.15% on 1/1/15)	Aaa		Zero	1/01/35	1,500	1,089,285
Unrefunded Balance Ser. A, M.B.I.A.	Aaa		5.75	1/01/18	1,465	1,519,278
New Jersey St. Trans. Trust Fund Auth. Rev., Trans. Sys., Ser. A	A1		5.50	12/15/23	6,000	6,751,679
Ser. B, M.B.I.A.(h)	Aaa		6.50	06/15/11	1,310	1,453,973
Ser. B, M.B.I.A., E.T.M(b)(h)	Aaa		6.50	06/15/11	6,190	6,870,300
Rutgers—The St. Univ. of New Jersey, Rev., Ser. A	Aa3		6.40	5/01/13	1,720	1,878,773
Tobacco Settlement Fin. Corp. Rev., Asset Bkd. (Pre-refunded Date 6/01/12)(b)	Aaa		6.00	6/01/37	400	443,464
Asset Bkd. (Pre-refunded Date 6/01/12)(b)	Aaa		6.125	6/01/42	2,000	2,226,660
Ser. 1A	Baa3		5.00	6/01/41	4,000	3,091,760

						65,710,466

New Mexico 1.0%
New Mexico Mtge. Fin. Auth. Rev., Sngl. Fam. Mtge. A.M.T., Ser. A, F.H.L.M.C., G.N.M.A., F.N.M.A.	Aaa		5.50	7/01/36	1,850	1,875,419
Ser. B, F.H.L.M.C., G.N.M.A., F.N.M.A.	AAA	(d)	4.75	7/01/35	2,785	2,758,598
Ser. C-2, G.N.M.A., F.N.M.A.	AAA	(d)	6.15	3/01/32	635	653,345
Ser. E, F.H.L.M.C., G.N.M.A., F.N.M.A.	AAA	(d)	5.50	7/01/35	1,660	1,682,908

						6,970,270

New York 18.8%
Brookhaven Ind. Dev. Agcy. Civic Fac. Rev., Mem. Hosp. Med. Ctr., Inc., Ser. A (Pre-refunded Date 11/15/10)(b)	NR	8.125	11/15/20	500	567,745
Dutchess Cnty. Ind. Dev. Agcy. Civic Fac. Rev., Bard Coll. Civic Fac. (Pre-refunded Date 8/01/10)(b)	A3	5.75	8/01/30	3,500	3,787,070
Erie Cnty. Ind. Dev. Agcy., Sch. Fac. Rev., City of Buffalo Proj., F.S.A.	Aaa	5.75	5/01/19	1,250	1,350,238
F.S.A.	Aaa	5.75	5/01/23	3,030	3,258,038
F.S.A.	Aaa	5.75	5/01/24	9,765	10,174,641
Islip Res. Rec. Agcy., Rev., Ser. B, A.M.B.A.C., A.M.T.	Aaa	7.20	7/01/10	1,745	1,870,082
Metro. Trans. Auth., Rev. Svc. Contract, Ser. 7, C.A.B.S., E.T.M., M.B.I.A.(b)	Aaa	Zero	7/01/08	4,500	4,492,260
Ser. A, M.B.I.A.	Aaa	5.50	7/01/20	3,000	3,207,630
Ser. B, M.B.I.A.	Aaa	5.50	7/01/23	5,000	5,303,199
Monroe Cnty. Ind. Dev. Agcy. Civic Fac. Rev., Rfdg. Highland Hosp. Rochester	Baa1	5.00	8/01/22	2,000	1,966,000
New York City Ind. Dev. Agcy. Spec. Fac. Rev., Terminal One Group Assn. Proj., A.M.T. (Mandatory Put Date 1/01/16)	A3	5.50	1/01/24	1,500	1,526,895
New York City Mun. Wtr. Fin. Auth., Rev., Unrefunded Balance, Ser. B	Aa2	6.00	6/15/33	985	1,060,234
New York City Trans. Fin. Auth. Future Rev., Sub-Future Tax Sec., Ser. B	Aa2	4.75	11/01/27	5,000	5,101,900
Ser. A (Converts to 14% on 11/01/11)	Aa1	Zero	11/01/26	2,650	2,817,003
FutureTax Sec., Ser. B	Aa1	5.25	2/01/29	2,500	2,615,075
New York City, G.O., Ser. A, Unrefunded Balance	Aa3	6.00	5/15/30	10	10,590
Ser. A (Pre-refunded Date 5/15/10)(b)	Aa3	6.00	5/15/30	100	108,264
Ser. E	Aa3	5.00	8/01/17	6,000	6,471,239
Ser. J	Aa3	5.00	6/01/27	5,130	5,266,099
Unrefunded Balance, Ser. C	Aa3	5.00	10/01/18	3,000	3,214,020
New York Liberty Dev. Corp. Rev. National Sports Museum Proj. A	NR	6.125	2/15/19	750	752,378
New York St. Dorm. Auth. Rev., City Univ. Sys. Cons., Ser. B	A1	6.00	7/01/14	3,000	3,274,740
City Univ. Sys. Cons., Ser. D, E.T.M.(b)	A1	7.00	7/01/09	550	564,658
Lease Rev., Ser. B (Mandatory Put Date 7/01/13)	Aa3	5.25	7/01/29	3,000	3,205,080
Mental Hlth. Svcs. Facs. Impvt., Ser. B	A1	6.50	8/15/11	3,000	3,326,970
Non—State Supported Debt. Columbia Univ.	Aaa	5.00	7/01/38	1,675	1,736,741
Non—State Supported Debt. Mem. Sloan Kettering Sub. Ser. A1	Aa2	4.50	7/01/35	5,000	4,877,450
Rochester Inst. Tech., Ser . A, A.M.B.A.C.	Aaa	5.25	7/01/20	2,100	2,308,278
Rochester Inst. Tech., Ser . A, A.M.B.A.C.	Aaa	5.25	7/01/21	2,000	2,189,620
Ser. B (Mandatory Put Date 5/15/12)	A1	5.25	11/15/23	3,000	3,195,300
New York St. Engy. Res. & Dev. Auth. Rev., Bklyn. Union Gas, Keyspan, Ser. A, F.G.I.C., A.M.T.	A3	4.70	2/01/24	2,000	1,866,740
New York St. Environ. Facs. Corp. Rev., Clean Wtr. & Drinking Revolving Fds. Pooled Fin., Ser. B	Aaa	5.50	10/15/23	3,750	4,311,713

Ser. E	Aaa		6.50	6/15/14	35	35,119
Wtr. Proj.	Aaa		5.00	6/15/34	2,000	2,044,920
Wtr. Proj., Ser. K	Aaa		5.25	6/15/22	3,000	3,173,040
New York St. Hsg. Fin. Agcy. Rev., St. Univ. Constr., Ser. A, E.T.M.(b)	A1		8.00	5/01/11	2,540	2,765,654
New York St. Local Gov’t. Assist. Corp. Rev., Ser. C, C.A.B.S.,	Aa3		Zero	4/01/14	5,882	4,755,832
Ser. E(f)	Aa3		6.00	4/01/14	3,000	3,306,780
New York St. Mun. Bond. Bank Agcy. Rev. Spec., Sch. Supply, Ser. C	A+	(d)	5.25	6/01/22	3,200	3,316,576
Ser. C1	A+	(d)	5.25	12/01/22	3,595	3,725,966
New York, Mun. Wtr. Fin. Auth. Wtr. & Swr. Rev. Ser. DD	Aa3		4.50	6/15/38	2,000	1,926,580
Ser. DD	Aa3		5.00	6/15/37	4,000	4,111,240
Port Auth. of New York & New Jersey Cons., Rev., Ser. 127, A.M.B.A.C., A.M.T.	Aaa		5.50	12/15/15	3,000	3,159,960
Ser. 135	Aa3		5.00	3/15/39	5,380	5,501,157

						133,600,714

North Carolina 2.0%
Charlotte Arpt. Rev., Ser. B, A.M.T., M.B.I.A.	Aaa		6.00	7/01/24	1,000	1,019,130
Charlotte Storm Wtr. Fee Rev. (Pre-refunded Date 6/01/10)(b)	Aa2		6.00	6/01/25	500	540,715
North Carolina Eastern Mun. Powr. Agcy., Power Systems Rev., A.M.B.A.C.	Aaa		6.00	1/01/18	1,000	1,117,360
Ser. A (Pre-refunded Date 1/01/22)(b)	Aaa		6.00	1/01/26	650	778,401
Ser. A, E.T.M.(b)	Aaa		6.50	1/01/18	2,635	3,228,164
Ser. A, E.T.M.(b)	Baa1		6.40	1/01/21	1,000	1,199,860
Ser. A, M.B.I.A., Unrefunded Balance	Aaa		6.50	1/01/18	1,005	1,167,720
North Carolina Hsg. Fin. Agcy. Rev., Home Ownership, Ser. 6A, A.M.T.	Aa2		6.20	1/01/29	425	434,741
North Carolina Mun. Powr. Agcy. Rev., No. 1 Catawba Elec., M.B.I.A.	Aaa		6.00	1/01/10	1,250	1,310,800
Ser. A	A2		5.25	1/01/20	1,000	1,057,040
Piedmont Triad Arpt. Auth. Rev., Ser. B, A.M.T., F.S.A.	Aaa		6.00	7/01/21	1,000	1,031,450
Pitt Cnty. Rev., Mem. Hosp., E.T.M.(b)	Aaa		5.25	12/01/21	1,000	1,065,050

						13,950,431

North Dakota 1.4%
Mercer Cnty. Poll. Control Rev., Antelope Valley Station, A.M.B.A.C.	Aaa		7.20	6/30/13	9,000	10,061,730

Ohio 3.3%
American Mun. Pwr., Inc., Rev., Ser. A	Aa3		5.00	2/01/13	2,500	2,521,050
Buckeye Ohio Tob. Settlement, Fin., Auth. Rev., Asset Bkd., Sr. Turbo, Ser. A.	Baa3		6.50	6/01/47	4,250	3,967,163
Ser. A-2	Baa3		5.875	6/01/47	1,000	854,920

Columbus Citation Hsg. Dev. Corp., Mtge. Rev., F.H.A. (Pre-refunded Date 1/01/15)(b)	NR		7.625	1/01/22	1,470	1,762,251
Cuyahoga Cnty. Hosp. Facs. Rev., Canton, Inc. Proj.	Baa2		7.50	1/01/30	5,000	5,342,850
Hamilton Cnty. Sales Tax Rev., Sub., Ser. B, A.M.B.A.C., C.A.B.S.	Aaa		Zero	12/01/20	2,000	1,106,640
Hilliard Sch. Dist. Sch. Impvt., G.O., C.A.B.S., F.G.I.C.	Aa2		Zero	12/01/19	1,720	1,018,343
Lucas Cnty. Health Care Facs. Rev., Rfdg. Impvt., Sunset Retirement, Ser. A	NR		6.625	8/15/30	1,000	1,029,020
Lucas Cnty. Hosp. Rev., Rfdg., Promedica Healthcare Group, Ser. B, A.M.B.A.C.	Aaa		5.00	11/15/21	3,935	3,987,217
Ohio St. Higher Ed. Facility Cmnty. Rev., Case Western Reserve Univ., Ser. B	A1		6.50	10/01/20	750	901,665
Richland Cnty. Hosp. Facs. Rev. Medcentral Health Systems, Ser. B (Pre-refunded Date 11/15/10)(b)	A-	(d)	6.375	11/15/22	665	730,642
Ser. B, Unrefunded Balance	A-	(d)	6.375	11/15/22	335	347,308

						23,569,069

Oklahoma 0.3%
Oklahoma Hsg. Fin. Agcy. Rev., Home Ownership, Ser. B-1, G.N.M.A., F.N.M.A., A.M.T.	Aaa		4.875	9/01/33	2,185	2,224,439

Pennsylvania 9.1%
Allegheny Cnty. San. Auth. Swr. Rev., M.B.I.A. (Pre-refunded Date 12/01/10)(b)	Aaa		5.50	12/01/20	2,500	2,702,825
M.B.I.A., Unrefunded Balance	Aaa		5.50	12/01/30	460	480,778
Armstrong Cnty., G.O., M.B.I.A.	Aaa		5.40	6/01/31	2,000	2,078,480
Bensalem Twnshp. Sch. Dist., G.O., F.G.I.C.	A1		5.00	8/15/20	1,375	1,419,358
Berks Cnty. Mun. Auth. Hosp. Rev., Reading Hosp. Med. Ctr. Proj., M.B.I.A.	Aaa		5.70	10/01/14	1,250	1,343,588
Bucks Cnty. Wtr. & Swr. Auth. Rev., Ser. A, A.M.B.A.C.	Aaa		5.375	6/01/16	1,080	1,151,615
Canon McMillan Sch. Dist., Ser. B, F.G.I.C., G.O.(f)	Baa3		5.50	12/01/29	3,000	3,100,380
Central Bucks Sch. Dist., G.O., M.B.I.A.	Aaa		5.00	5/15/15	2,000	2,133,760
G.O., M.B.I.A.	Aaa		5.00	5/15/16	2,000	2,130,660
Delaware Cnty. Auth. Rev., Dunwoody Vlge. Proj. (Pre-refunded Date 4/01/10)(b)	BBB+	(d)	6.25	4/01/30	1,000	1,067,590
Delaware River Port Auth. Rev., PA & NJ Port Dist. Proj., Ser. B, F.S.A.	Aaa		5.625	1/01/26	5,000	5,133,549
Ser. B, F.S.A.	Aaa		5.70	1/01/22	1,000	1,032,340
Erie Parking Auth. Facs. Rev. Gtd., F.S.A. (Pre-refunded Date 09/01/13)(b)	Aaa		5.00	9/01/26	70	76,302
Lancaster Cnty. Hosp. Auth. Rev., Gen. Hosp. Proj. (Pre-refunded Date 9/15/13)(b)	NR		5.50	3/15/26	1,500	1,643,835
Lancaster Ind. Dev. Auth. Rev., Garden Spot Vlge. Proj., Ser. A (Pre-refunded Date 5/01/10)(b)	NR		7.625	5/01/31	1,000	1,107,510
Lebanon Cnty. Hlth. Facs. Auth. Rev., Good Samaritan Hosp. Proj.	Baa2		6.00	11/15/35	1,000	1,001,810
Monroe Cnty. Hosp. Auth. Rev., Pocono Med. Center (Pre-refunded Date 1/01/14)(b)	BBB+	(d)	6.00	1/01/43	2,500	2,838,975

Northampton Cnty. Higher Ed. Auth. Rev., Moravian Coll., A.M.B.A.C.	Aaa		6.25	7/01/11	2,195	2,319,259
Pennsylvania Econ. Dev. Fin. Auth. Res. Recov. Rev. Rfdg. Colver Proj.,
Ser. F, A.M.B.A.C., A.M.T.	Aaa		4.625	12/01/18	2,250	2,171,723
Ser. F, A.M.B.A.C., A.M.T.	Aaa		5.00	12/01/15	500	513,655
Pennsylvania St. Ind. Dev. Auth. Rev., Econ. Dev.,
A.M.B.A.C.	Aaa		5.50	7/01/17	4,000	4,324,800
A.M.B.A.C.	Aaa		5.50	7/01/20	2,750	2,940,245
Pennsylvania St. Tpke. Comn. Rev., Oil Franchise Tax Rev., Ser. A, A.M.B.A.C., E.T.M.(b)	Aaa		5.25	12/01/18	1,435	1,462,093
Philadelphia Auth. Indl. Dev. Rev., Please Touch Museum Proj.	BBB-	(d)	5.25	9/01/31	1,000	944,790
Philadelphia Hosps. & Higher Ed. Facs. Auth. Hosp. Rev., Grad. Hlth. Sys., C.A.B.S. (cost $1,820,479; purchased 4/25/96-7/2/98)(c)(g)(i)	NR		7.125	7/01/18	1,803	18
Philadelphia Ind. Dev. Auth. Lease Rev., Ser. B, F.S.A. (Pre-refunded Date 10/1/11)(b)	Aaa		5.50	10/01/18	2,000	2,189,660
Philadelphia Parking Auth. Rev., Arpt., F.S.A.	Aaa		5.625	9/01/19	2,500	2,595,875
Philadelphia Wtr. & Wste. Wtr. Rev., Ser. A, F.S.A.	Aaa		5.25	7/01/19	2,000	2,159,260
Pittsburgh Urban Redev. Auth., Mtge. Rev., F.H.A. Mtgs., G.N.M.A./F.N.M.A., Ser. A, A.M.T.	Aa1		6.25	10/01/28	820	830,430
Pittsburgh Wtr. & Swr. Auth., Wtr. & Swr. Sys. Rev., Ser. A, F.G.I.C.	Baa3		6.50	9/01/13	4,000	4,423,920
Schuylkill Cnty. Ind. Dev. Auth. Rev., Pine Grove Landfill, Inc., A.M.T. (Mandatory Put Date 4/01/09)	BBB	(d)	5.10	10/01/19	1,000	1,008,680
Unity Twnshp. Mun. Auth., Gtd. Swr. Rev., A.M.B.A.C., C.A.B.S., E.T.M.(b)	Aaa		Zero	11/01/12	1,035	896,662
Washington Cnty. Hosp. Auth. Rev., Monongahela Valley Hosp.	A3		6.25	6/01/22	2,400	2,525,520
Westmoreland Cnty. Ind. Dev. Agcy. Rev., Gtd., Valley Landfill Proj., A.M.T. (Mandatory Put Date 5/01/09)	BBB	(d)	5.10	5/01/18	3,000	3,028,680

						64,778,625

Puerto Rico 4.7%
Puerto Rico Comnwlth., G.O.,
Linked B.P.O., A.M.B.A.C. - T.C.R.S.	Aaa		7.00	7/01/10	11,530	12,457,934
M.B.I.A.-I.B.C.,	Aaa		7.00	7/01/10	1,970	2,123,148
Pub. Impt. Ser. A, (Pre-refunded Date 7/01/16)(b)	Baa3		5.25	7/01/30	1,905	2,156,593
Pub. Impt. Ser. A, Unrefunded Bal.	Baa3		5.25	7/01/30	1,095	1,086,459
Puerto Rico Comwlth. Rev., Govt. Dev. Bank,
Ser. C, A.M.T.	Baa3		5.25	1/01/15	1,000	1,048,100
Puerto Rico Comnwlth., Hwy. & Trans. Auth. Rev.
Rfdg., Ser. CC	Baa2		5.50	7/01/28	2,500	2,586,350
Ser. G, F.G.I.C.	Baa3		5.25	7/01/18	2,250	2,275,898
Ser. J (Pre-refunded Date 7/01/14)(b)	Baa3		5.50	7/01/23	1,320	1,462,784
Ser. K	Baa3		5.00	7/01/14	2,000	2,042,500
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.,
Ser. TT	A3		5.00	7/01/22	1,250	1,258,113

Ser. TT	A3		5.00	7/01/32	1,500	1,471,110
Puerto Rico Mun. Fin. Agcy., G.O.	Baa3		5.00	8/01/12	1,000	1,025,830
Puerto Rico Pub. Bldg. Auth. Rev., Gtd. Rfdg. Govt. Facs., Ser. N	Baa3		5.50	7/01/19	2,500	2,578,300

						33,573,119

Rhode Island 0.7%
Rhode Island Health & ED. Bldg. Corp. Higher Ed. Fac. Rev., Brown Univ.	Aa1		5.00	9/01/37	5,000	5,130,000

South Carolina 1.4%
Charleston Wtr. Works & Swr. Rev., E.T.M.(b)	Aaa		10.375	1/01/10	2,385	2,583,671
South Carolina Jobs Econ. Dev. Auth. Hosp. Facs. Rev., Rfdg. & Impvt., Palmetto Health, Ser. A, F.S.A.	Aaa		4.75	8/01/31	2,000	1,969,480
Ser. C (Pre-refunded Date 8/01/13)(b)	Baa1		6.875	8/01/27	2,655	3,112,456
Ser. C (Pre-refunded Date 8/01/13)(b)	Baa1		6.875	8/01/27	345	403,550
Tobacco Settlement Rev., Mgt. Auth., Ser. B	Baa3		6.375	5/15/28	2,000	2,012,740

						10,081,897

South Dakota 0.2%
Ed. Enhancement Fin. Fdg. Corp. Rev., Tobacco, Ser. B	Baa3		6.50	6/01/32	1,000	1,000,420

Tennessee 1.9%
Bristol Health & Ed. Facility Rev., Bristol Mem. Hosp., F.G.I.C., E.T.M.(b)	NR		6.75	9/01/10	5,000	5,276,450
Knox Cnty. Tenn. Health Edl. & Hsg. Facs. Brd. Hosp. Facs. Rev. Ref. & Impt., Covenant Health, Ser. A, C.A.B.S.	A-	(d)	Zero	1/01/35	1,000	193,770
Univ. Health Sys., Inc.	BBB+	(d)	5.25	4/01/27	2,000	1,976,300
Shelby Cnty. Health Ed. & Hsg. Facility Brd. Hosp. Rev., Methodist Health Care (Pre-refunded Date 9/01/12)(b)	AAA	(d)	6.50	9/01/26	560	637,991
Methodist Health Care (Pre-refunded Date 9/01/12)(b)	AAA	(d)	6.50	9/01/26	940	1,070,914
Tennessee Energy Acquisition Corp. Gas Rev., Ser. C	Aa3		5.00	2/01/18	2,000	1,967,680
Tennessee Hsg. Dev. Agcy. Rev., Homeownership Program, A.M.T.	Aa2		5.00	7/01/34	2,410	2,427,786

						13,550,891

Texas 5.0%
Austin Elec. Util. Sys. Rev., Rfdg., Ser. A, A.M.B.A.C	Aaa		5.00	11/15/22	4,610	4,760,747
Brazos River Auth. Poll. Control Rev., TXU Energy Co. LLC Proj., A.M.T.	Caa1		5.40	5/01/29	1,500	1,135,230
Ser. D (Mandatory Put Date 10/01/14)	Caa1		5.40	10/01/29	1,000	903,920
Brazos River Auth. Rev., Houston Inds., Inc. Proj. B, A.M.B.A.C.	Aaa		5.125	11/01/20	3,500	3,590,965
Houston Texas Higher ED Fin. Corp. Higher Ed Rev., Rice Univ. Proj. Ser. B	Aaa		4.75	11/15/33	3,000	3,009,000

Katy. Tex. Indpt. Sch. Dist. Sch. Bldg. Ser. C, G.O., Psf-Gtd	Aaa		5.00	2/15/38	1,420	1,452,802
Lower Colo. Riv. Auth. Tex. Rev. Rfdg.	A1		5.75	5/15/28	3,205	3,371,628
North Tex. Twy. Auth. Rev. Rfdg. Sys. First Tier. Ser. A	A2		5.75	1/01/40	1,500	1,542,195
Pflugerville Tex. Indpt. Sch. Dist. Sch. Bldg. G.O., Psf-Gtd.	Aaa		5.00	2/15/33	2,500	2,561,900
Sabine River Auth. Poll. Control Rev., TXU Energy Co. LLC Proj., Ser. B	Caa1		6.15	8/01/22	1,000	869,130
San Antonio Elec. & Gas Sys., Ser. A	Aa1		5.00	2/01/21	5,000	5,266,050
Texas St. Pub. Fin. Auth. Charter Sch. Fin. Corp. Rev., Ed.-Idea Pub. Sch. Proj.-Ser. A, A.C.A	BBB-	(d)	5.00	8/15/30	1,000	849,830
Southern Univ. Fin. Systems, M.B.I.A.	Aaa		5.50	11/01/18	2,240	2,350,746
Texas St., Transn. Commn.-Mobility Fd., G.O.	Aa1		4.75	4/01/27	4,000	4,077,880

						35,742,023

Utah 0.5%
Intermountain Power Agcy., Utah Pwr., Supply Rev., A.M.B.A.C.	Aaa		5.00	7/01/17	3,000	3,218,280
Utah St. Hsg. Fin. Agcy., Sngl. Fam. Mtge. Rev., Ser. F, Class II, A.M.T.	Aa2		6.125	1/01/27	610	619,242

						3,837,522

Virgin Islands 0.5%
U.S. Virgin Islands Pub. Fin. Auth., Sr. Lien Matching Fund Loan Note A	BBB	(d)	5.25	10/01/21	1,500	1,502,295
Gross Rcpts.Taxes Ln. Nts., Ser. A (Pre-refunded Date 10/01/10)(b)	Baa3		6.50	10/01/24	1,750	1,929,375

						3,431,670

Virginia 1.6%
Gloucester Cnty. Ind. Dev., Auth. Sld. Waste Disposal Rev., Waste Mgmt. Services, Ser. A, A.M.T. (Mandatory Put Date 5/01/14)	BBB	(d)	5.125	9/01/38	2,300	2,302,806
Richmond Met. Auth. Expy. Rev., Rfdg., F.G.I.C.	Baa3		5.25	7/15/17	5,775	6,218,982
Sussex Cnty. Ind. Dev. Auth. Sld. Waste Disp. Rev., Atlantic Waste, Ser. A, A.M.T. (Mandatory Put Date 5/01/14)	BBB	(d)	5.125	6/01/28	1,400	1,401,708
Tobacco Settlement Fin. Corp. Rev., Asset Bkd. (Pre-refunded Date 6/01/15)(b)	Aaa		5.625	6/01/37	1,000	1,119,960

						11,043,456

Washington 3.2%
Energy Northwest Elec. Rev., Columbia Stn., Rfdg. Ser. A	Aaa		5.00	7/01/23	5,000	5,205,550
Ser. A.	Aaa		5.00	7/01/24	8,510	8,836,358
Tobacco Settlement Auth. Rev., Asset Bkd.	Baa3		6.50	6/01/26	1,875	1,902,900
Washington St. Economic Dev. Fin. Auth. Lease Rev., Biomedical Resh. Pptys. II, M.B.I.A.	Aaa		5.00	6/01/21	3,165	3,310,622
M.B.I.A.	Aaa		5.00	6/01/22	3,070	3,195,225

						22,450,655

West Virginia 0.3%
West Virginia St. Hosp. Fin. Auth., Oak Hill Hosp. Rev., Ser. B (Pre-refunded Date 9/01/10)(b)	A2		6.75	9/01/30	2,000	2,206,200

Wisconsin 0.7%
Badger Tobacco Asset Secur. Corp., Rev., Asset Bkd.	Baa3		6.125	6/01/27	2,595	2,577,432
Wisconsin St. Health & Ed. Facs. Auth. Rev., Marshfield Clinic, Ser. B	BBB+	(d)	6.00	2/15/25	2,000	2,046,380

						4,623,812

Total long-term investments (cost $714,788,495)						724,546,680

SHORT-TERM INVESTMENTS 0.3%
Alabama 0.1%
Mobile. Indl. Dev. Brd. Rev. Var. Ala. Pwr. Theodore. Plant-A. , A.M.T., F.R.D.D.(e)	VMIG1		1.47	6/02/08	400	400,000

California
California Hsg. Fin. Agy. Rev. Adj. Home Mtg. Ser. J, A.M.T., F.S.A. F.R.D.D.(e)	A-1+	(d)	1.34	6/02/08	325	325,000

South Carolina 0.2%
Berkeley County, Exempt Fac. Industrial Dev., Amoco Chemical, Ser. 1998, F.R.D.D.(e)	VMIG1		1.45	6/02/08	1,200	1,200,000

Total short-term investments (cost $1,925,000)						1,925,000

Total Investments 102.3% (cost $716,713,495)(k)						726,471,680
Liabilities in excess of other assets(j)(l) (2.3%)						(16,440,647)

Net Assets 100.0%						$710,031,033

(a)	The following abbreviations are used in portfolio descriptions:

A.C.A.—American Capital Access Corporation.

A.C.A.-C.B.I.—A.C.A. Certificate of Bond Insurance.

A.M.B.A.C.—American Municipal Bond Assurance Corporation.

A.M.T.—Alternative Minimum Tax.

B.P.O.—Bond Payment Obligations.

C.A.B.S.—Capital Appreciation Bonds.

CONNIE LEE—College Construction Loan Insurance Association.

C.O.P.—Certificates of Participation.

E.T.M.—Escrowed to Maturity.

F.G.I.C.—Financial Guaranty Insurance Company.

F.H.A.—Federal Housing Administration.

F.H.L.M.C.—Federal Home Loan Mortgage Corporation.

F.N.M.A.—Federal National Mortgage Association.

F.R.D.D.—Floating Rate (Daily) Demand.

F.S.A.—Financial Security Assurance.

G.N.M.A.—Government National Mortgage Association.

G.O.—General Obligation.

I.B.C.—Insured Bond Certificates.

M.B.I.A.—Municipal Bond Investors Assurance Company.

NR —Not Rated by Moody’s or Standard and Poor’s ratings.

T.C.R.S.—Transferable Custodial Receipts.

X.L.C.A.—XL Capital Assurance.

+	The ratings reflected are as of May 31, 2008. Ratings of certain municipal bonds may have changed subsequent to that date.
*	The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
(b)	All or partial escrowed to maturity and pre-refunded securities are secured by escrowed cash and/or U.S. guaranteed obligations.
(c)	Represents issuer in default of interest payments; non-income producing security.
(d)	Standard & Poor’s rating.
(e)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at May 31, 2008
(f)	All or portion of security segregated as collateral for financial futures contracts.
(g)	Indicates a security that has been deemed illiquid.
(h)	Represents all or partial amount utilized in the Municipal Tender Option Bond transactions. The aggregated principal amount of the inverse floaters and the floating rate notes (included in liabilities) are $9,355,000 and $16,045,000, respectively.
(i)	Indicates a security restricted to resale. The aggregate cost of such securities was $1,820,479. The aggregate value of $18 is approximately 0.0% of the net assets.
(j)	Includes $16,045,000 payable for the floating rate note issued.
(k)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2008 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$716,245,171	$24,297,472	$14,070,963	$10,226,509

The difference between book basis and tax basis was primarily attributable to the difference in the treatment of accretion of market discount and municipal tender option bond transactions for book and tax purposes.

(l)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial futures contracts as follows:

Open futures contracts outstanding at May 31, 2008:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at May 31, 2008	Unrealized Appreciation (Depreciation)
	Long Positions:
54	U.S. Treasury 2 Yr Notes	Sept. 2008	$11,396,633	$11,373,750	$(22,883)
13	U.S. Treasury 5 Yr Notes	Sept. 2008	1,446,352	1,429,188	(17,164)
	Short Positions:
23	U.S. Treasury 10 Yr Notes	Sept. 2008	2,608,065	2,585,344	22,721
175	U.S. Long Bond	Sept. 2008	20,294,863	19,862,500	432,363

					$415,037

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Financial futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

The Fund invests in variable rate securities including “inverse floaters”. The interest rates on inverse floaters have an inverse relationship to the interest rate of other securities or the value of an index. Changes in interest rates on the other security or value of index inversely affect the rate paid on the inverse floater, and the inverse floater’s price will be more volatile than that of a fixed-rate bond. Additionally, some of these securities contain a “leverage factor” whereby the interest rate moves inversely by a “factor” to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

Securities for which market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. As of May 31, 2008, there were no securities whose values were adjusted in accordance with procedures approved by the Board of Directors.

Investments in mutual funds are valued at their net assets values as of the close of the New York Stock Exchange on the date of valuation. Short-term debt securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at current market quotations.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden National Municipals Fund, Inc.

By (Signature and Title)*	/s/Deborah A. Docs
Deborah A. Docs Secretary of the Fund

Date    July 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/Judy A. Rice
Judy A. Rice President and Principal Executive Officer

Date    July 24, 2008

By (Signature and Title)*	/s/Grace C. Torres
Grace C. Torres Treasurer and Principal Financial Officer

Date    July 24, 2008

*  Print the name and title of each signing officer under his or her signature.